Business combination - Total purchase price (Details) - Yiqikao ¥ in Thousands	1 Months Ended
Sep. 30, 2022 CNY (¥)
Total purchase price
Cash consideration	¥ 66,530
Contingent consideration at fair value	33,300
Aggregate Purchase price	¥ 99,830